Impairment Charges (Summary Of Impairment Charges On Continued And Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended																								3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Continuing Operations	Dec. 31, 2012 Continuing Operations	Dec. 31, 2011 Continuing Operations	Dec. 31, 2013 Discontinued Operations	Dec. 31, 2012 Discontinued Operations	Dec. 31, 2011 Discontinued Operations	Dec. 31, 2013 Residential Furnishings	Dec. 31, 2013 Residential Furnishings Continuing Operations	Dec. 31, 2012 Residential Furnishings Continuing Operations	Dec. 31, 2011 Residential Furnishings Continuing Operations	Dec. 31, 2013 Industrial Materials	Dec. 31, 2013 Industrial Materials Continuing Operations	Dec. 31, 2012 Industrial Materials Continuing Operations	Dec. 31, 2011 Industrial Materials Continuing Operations	Dec. 31, 2013 Industrial Materials Discontinued Operations Cotton-based erosion control products	Dec. 31, 2012 Industrial Materials Discontinued Operations Cotton-based erosion control products	Dec. 31, 2011 Industrial Materials Discontinued Operations Cotton-based erosion control products	Dec. 31, 2013 Industrial Materials Discontinued Operations Wire dishwasher racks	Dec. 31, 2012 Industrial Materials Discontinued Operations Wire dishwasher racks	Dec. 31, 2011 Industrial Materials Discontinued Operations Wire dishwasher racks	Dec. 31, 2013 Specialized Products:	Dec. 31, 2013 Specialized Products: CVP unit	Dec. 31, 2013 Specialized Products: Continuing Operations CVP unit	Dec. 31, 2012 Specialized Products: Continuing Operations CVP unit	Dec. 31, 2011 Specialized Products: Continuing Operations CVP unit	Dec. 31, 2013 Specialized Products: Continuing Operations Other units	Dec. 31, 2012 Specialized Products: Continuing Operations Other units	Dec. 31, 2011 Specialized Products: Continuing Operations Other units	Dec. 31, 2013 Commercial Fixturing & Components - Store Fixtures Discontinued Operations	Dec. 31, 2012 Commercial Fixturing & Components - Store Fixtures Discontinued Operations	Dec. 31, 2011 Commercial Fixturing & Components - Store Fixtures Discontinued Operations	Dec. 31, 2013 Subsequent activity related to other divestitures completed prior to 2011 Discontinued Operations	Dec. 31, 2012 Subsequent activity related to other divestitures completed prior to 2011 Discontinued Operations	Dec. 31, 2011 Subsequent activity related to other divestitures completed prior to 2011 Discontinued Operations
Impaired Long-Lived Assets Held and Used [Line Items]
Goodwill Impairment		$ 63.0	$ 0	$ 0	$ 63.0			$ 0			$ 0	$ 0			$ 0	$ 0			$ 0			$ 0			$ 63.0	$ 63.0	$ 63.0			$ 0			$ 0			$ 0
Other Long-Lived Asset Impairments		2.4	1.7	34.9	0.8	0.8	14.6	1.6	0.9	20.3		0.8	0.1	5.6		0	0.6	1.8	1.5	0	0	0	0.9	18.8			0	0	2.0	0	0.1	5.2	0	0	1.5	0.1	0	0
Total Impairments	$ 31.2	$ 65.4			$ 63.8			$ 1.6				$ 0.8				$ 0			$ 1.5			$ 0					$ 63.0			$ 0			$ 0			$ 0.1